1. Organization and Significant Accounting Policies - Assumptions (Details 1)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Assumptions
Risk-free rate	2.25%	0.77%
Annual rate of dividends	0.00%	0.00%
Historical volatility	105.20%	103.02%
Expected life	7 years	6 years 8 months 12 days